UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21903
Nuveen Global Value Opportunities Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Nuveen Global Value Opportunities Fund (JGV)
Portfolio of Investments
September 30, 2010(Unaudited)

Shares	Description (1)				Value

	Common Stocks – 77.8%

	Aerospace & Defense – 4.3%

12,605	Embracer – Empresa Brasileiras de Aeronautica S/A, ADR				$357,856
86,000	Lockheed Martin Corporation, (8)				6,130,080
253,300	Thales S.A.				9,257,796

	Total Aerospace & Defense				15,745,732

	Capital Markets – 1.2%

105,413	EGF – Hermes Holdings SAE				536,971
79,854	GP Investments, GDR				293,553
205,800	UBS AG, (2), (8)				3,504,774

	Total Capital Markets				4,335,298

	Chemicals – 0.2%

56,400	Fertilizantes Heringer LTDA, (2)				239,000
41,601	Omnia Holdings Limited, (2)				381,379

	Total Chemicals				620,379

	Commercial Banks – 0.5%

48,800	Bangkok Bank Public Company Limited NVDR				250,834
4,229,113	First Bank of Nigeria PLC				301,024
2,730	ICICI Bank Limited, ADR				136,091
67,615	Kazkommertsbank, 144A, (2) GDR				415,832
880,600	Krung Thai Bank Public Company Limited, Foreign Shares, (9)				490,351
5,655,208	Zenith Bank PLC				453,763

	Total Commercial Banks				2,047,895

	Commercial Services & Supplies – 1.0%

455,000	Toppan Printing Company Limited				3,559,116

	Communications Equipment – 2.0%

371,600	Telefonaktiebolaget LM Ericsson, ADR, (8)				4,076,452
315,000	Nokia Corporation, ADR, (8)				3,159,450

	Total Communications Equipment				7,235,902

	Construction Materials – 0.2%

43,426	Cemex SAB de CV, Sponsored ADR				369,121
142,140	India Cements Limited, GDR				370,559
478,000	Luks Group Vietnam Holdings Company Limited				177,428

	Total Construction Materials				917,108

	Diversified Financial Services – 0.4%

139,000	Guoco Group Ltd				1,532,630

	Diversified Telecommunication Services – 4.5%

20,029	China Unicom Limited, ADR				291,622
292,000	Deutsche Telekom AG, ADR, (8), (9)				3,979,960
98,979	KT Corporation, Sponsored ADR				2,025,110
231,800	Nippon Telegraph and Telephone Corporation, ADR, (8)				5,081,056
4,442	PT Telekomunikasi Indonesia, ADR				183,410
183,832	Telecom Egypt SAE				565,090
4,000,000	Telecom Italia S.p.A.				4,506,906

	Total Diversified Telecommunication Services				16,633,154

	Electric Utilities – 3.7%

397,327	Centrais Electricas Brasileiras S.A., PFD B ADR				5,944,012
30,379	Centrais Electricas Brasileiras S.A., ADR				390,370
11,300	Centrais Electricas Brasileiras S.A., ADR				143,988
34,500	Electricite de France S.A., (8)				1,488,097
266,458	Korea Electric Power Corporation, Sponsored ADR, (8)				3,445,302
5,151,300	OGK-3-CLS				277,398
45,695	Pampa Energia S.A., ADR				525,036
22,000	Progress Energy, Inc., (8)				977,240
105,342	RusHydro, (2) GDR				542,511

	Total Electric Utilities				13,733,954

	Electrical Equipment – 0.6%

5,700	Areva CI				2,394,099

	Electronic Equipment & Instruments – 0.0%

34,123	China Security and Surveillance Techology, Inc., (2)				189,724

	Food & Staples Retailing – 3.2%

222,100	Wal-Mart Stores, Inc., (8)				11,886,792

	Food Products – 4.0%

48,800	BrasilAgro, (2)				284,090
21,418	Cresud S.A.C.I.F., yA, ADR				343,545
191,944	Gruma S.A.B de C.V, (2)				273,408
11,139	Industrias Bachoco S.A.B. de C.V., ADR				211,084
28,100	SLC Agricola S.A.				309,897
406,500	Smithfield Foods, Inc., (2), (8)				6,841,395
411,000	Tyson Foods, Inc., Class A, (8)				6,584,220

	Total Food Products				14,847,639

	Health Care Providers & Services – 2.0%

230,000	Aetna, Inc., (8)				7,270,300

	Hotels Restaurants & Leisure – 0.1%

1,386,000	NagaCorp Limited				244,730

	Household Durables – 1.2%

15,780	LG Electronics Inc. PFD				524,501
587,303	Oriental Weavers Group				3,404,356
199,218	Turk Sise ve Cam Fabrikalari S.A.				355,316

	Total Household Durables				4,284,173

	Independent Power Producers & Energy Traders – 0.1%

895,950	Energy Development Corporation				124,333
9,825	Huaneng Power International Inc., Sponsored ADR				243,267

	Total Independent Power Producers & Energy Traders				367,600

	Internet Software & Services – 1.3%

196,300	eBay, Inc., (2), (8)				4,789,720

	Marine – 0.9%

210,000	Stolt-Nielsen S.A.				3,329,706

	Metals & Mining – 18.5%

213,336	AngloGold Ashanti Limited, Sponsored ADR, (8)				9,864,657
117,515	Banro Corporation, (2)				267,261
308,100	Barrick Gold Corporation, (8)				14,261,949
38,320	First Uranium Corporation, (2)				31,657
23,557	Gabriel Resources, Limited, (2)				136,456
131,200	Geovic Mining Corporation, (2)				99,462
663,253	Gold Fields Limited, Sponsored ADR, (8)				10,127,873
4,558	Impala Platinum Holdings Limited, Sponsored ADR, (9)				118,189
4,550	Impala Platinum Holdings Limited				117,499
112,909	Ivanhoe Mines Ltd., (2), (8)				2,643,200
362,698	MagIndustries Corp., (2)				107,516
140,122	Medoro Resources Limited				257,392
198,000	Newmont Mining Corporation, (8)				12,436,380
1,655,998	NovaGold Resources Inc., 144A (2)				14,473,423
121,000	Polyus Gold Company, ADR (9)				3,139,950
19,801	Silver Standard Resources, Inc., (2)				395,624
945,141	Simmer & Jack Mines, Ltd. (2)				130,173

	Total Metals & Mining				68,608,661

	Oil, Gas & Consumable Fuels – 21.2%

150,000	Arch Coal, Inc., (8)				4,006,500
413,000	BP PLC, Sponsored ADR, (8)				17,003,210
507,600	Cameco Corporation, (8)				14,075,748
136,000	Chevron Corporation, (8)				11,022,800
67,000	ConocoPhillips, (8)				3,847,810
220,700	Gazprom OAO, ADR				4,632,493
36,000	Nexen, Inc.				723,600
51,048	Petrobras Energia S.A., ADR				844,334
1,453	PetroChina Company Limited, Sponsored ADR				169,158
354,000	PetroChina Company Limited				411,997
14,057	Petroleo Brasileiro, Sponsored ADR				461,351
6,470,000	PT Medco Energi Internasional TBK				2,410,392
65,500	Royal Dutch Shell PLC, Class B, Sponsored ADR, (8)				3,850,745
8,286	S-Oil Corporation				512,311
220,000	Suncor Energy, Inc., (8)				7,161,000
538,000	Tesoro Corporation, (8)				7,187,680

	Total Oil, Gas & Consumable Fuels				78,321,129

	Pharmaceuticals – 4.1%

55,500	AstraZeneca PLC, Sponsored ADR, (8)				2,813,850
5,091	EGIS PLC				560,249
83,000	Eli Lilly and Company, (8)				3,031,990
62,000	Forest Laboratories, Inc., (2), (8)				1,917,660
393,000	Pfizer Inc., (8)				6,747,810

	Total Pharmaceuticals				15,071,559

	Real Estate Management & Development – 0.2%

401,913	Emaar Propoerties PJSC				408,183
338,200	KLCC Property Holdings Berhad				362,631

	Total Real Estate Management & Development				770,814

	Software – 0.7%

110,000	Microsoft Corporation, (8)				2,693,900

	Textiles, Apparel & Luxury Goods – 0.1%

1,896,000	China Hongxing Sports Limited				259,509

	Tobacco – 0.1%

25,683	Eastern Tobacco				572,939

	Trading Companies & Distributors – 0.9%

219,000	Mitsui & Company Limited				3,258,241

	Water Utilities – 0.2%

12,965	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR				590,037

	Wireless Telecommunication Services – 0.4%

7,338	MTN Group Ltd., ADR, (9)				134,212
20,489	SK Telecom Company Limited, ADR				357,943
700	SK Telecom Company Limited				105,284
46,992	TIM Participacoes S.A.				151,363
12,395	Turkcell Iletisim Hizmetleri A.S., ADR				207,740
51,600	Turkcell Illetisim Hizmetleri A.S.				347,792

	Total Wireless Telecommunication Services				1,304,334

	Total Common Stocks (cost $258,730,769)				287,416,774

Shares	Description (1)	Coupon		Ratings (3)	Value

	Convertible Preferred Securities – 1.9%

	Communications Equipment – 1.9%

8,508	Lucent Technologies Capital Trust I	7.750%		B3	$6,891,480

	Total Convertible Preferred Securities (cost $8,717,263)				6,891,480

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Mortgage-Backed Securities – 1.6%

	Residentials – 1.6%

$17,040	Fannie Mae Mortgage Interest Strips Series 345-17 (I/O)	4.50%	5/01/2020	AAA	$1,640,154
139	Fannie Mae Mortgage Pool 100195, (4)	3.48%	8/20/2022	AAA	143,653
138	Fannie Mae Mortgage Pool 357922	2.08%	3/01/2034	AAA	143,620
18	Fannie Mae Mortgage Pool 708743	2.21%	6/01/2033	AAA	19,149
61	Fannie Mae Mortgage Pool 713939	1.92%	4/01/2033	AAA	62,808
453	Fannie Mae Mortgage Pool 816594	2.26%	2/01/2035	AAA	473,436
357	Fannie Mae, Collateralized Mortgage Obligations, Series 2004-75, Class KI (I/O)	4.50%	3/25/2018	AAA	12,238
909	Fannie Mae, Collateralized Mortgage Obligations, Series 2004-86, Class KI (I/O)	4.50%	5/25/2019	AAA	66,274
1,383	Fannie Mae, Collateralized Mortgage Obligations, Series 2005-69, Class PI (I/O)	4.50%	8/25/2025	AAA	53,889
1,117	Federal Home Loan Collateralized Mortgage, Series 2595 (I/O)	5.00%	6/15/2021	AAA	34,547
1,236	Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation, Pool 780184	2.63%	1/01/2033	AAA	1,288,411
49	Federal Home Loan Mortgage Corporation, Collateralized Mortgage Obligation, Pool 780284	2.70%	2/01/2033	AAA	50,736
1,010	Federal Home Loan Mortgage Corporation, Mortgage Pool 2640 (I/O)	4.50%	8/15/2017	AAA	23,628
464	Federal Home Loan Mortgage Corporation, Mortgage Pool 2890, Class IA (I/O)	4.50%	3/15/2018	AAA	19,470
496	Federal Home Loan Mortgage Corporation, Mortgage Pool 2890, Class KI (I/O)	4.50%	2/15/2019	AAA	35,875
780	Federal Home Loan Mortgage Corporation, Mortgage Pool, FHR 2906 EI (I/O)	4.50%	1/15/2019	AAA	71,150
282	Federal Home Loan Mortgage Corporation, Mortgage Pool, Series 2626 JI (I/O)	4.50%	5/15/2018	AAA	28,405
60	Federal Home Loan Mortgage Corporation, Pool 789045	2.63%	2/01/2032	AAA	62,939
1,464	GNMA Mortgage Pool 081832	4.00%	1/20/2037	AAA	1,514,304

27,456	Total Residentials				5,744,686

$27,456	Total Mortgage-Backed Securities (cost $7,295,454)				5,744,686

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Convertible Bonds – 6.8%

	Energy Equipment & Services – 0.8%

$3,350	Bristow Group	3.000%	6/15/38	BB	$3,040,125

	Health Care Providers & Services – 2.0%

8,669	Omnicare, Inc.	3.250%	12/15/35	B+	7,498,685

	Metals & Mining – 2.2%

6,635	First Uranium Corporation	4.250%	6/30/12	N/A	4,578,853
4,480	Gold Reserve, Inc.	5.500%	6/15/22	N/R	3,382,400

11,115	Total Metals & Mining				7,961,253

	Oil, Gas & Consumable Fuels – 1.8%

280	Dana Gas	7.500%	10/31/12	N/A	268,407
5,303	Delta Petroleum Corporation	3.750%	5/01/37	CCC	4,202,628
2,500	Goodrich Petroleum Corporation	5.000%	10/01/29	N/R	2,287,500

8,083	Total Oil, Gas & Consumable Fuels				6,758,535

$31,217	Total Convertible Bonds (cost $23,607,655)				25,258,598

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 9.9%

	Capital Markets – 0.2%

$3,979	Lehman Brothers Holdings Inc., Trust 00650, (5)	5.920%	7/26/21	N/R	$835,590

	Construction Materials – 0.7%

3,650	Cemex C5 Capitol Special Purpose Vehicle Limited, Series 2006, 144A	6.196%	12/31/11	B-	2,408,299

	Diversified Telecommunication Services – 0.4%

1,281	Telecom Italia Capital	4.875%	10/01/10	BBB	1,281,000

	Energy Equipment & Services – 1.1%

3,876	Calfrac Holdings LP, 144A	7.750%	2/15/15	B+	3,934,140

	Media – 0.6%

2,360	Scholastic Corporation	5.000%	4/15/13	BB-	2,371,800

	Metals & Mining – 2.2%

8,300	MagIndustries Corporation, (4), (6)	11.000%	12/14/12	N/R	8,127,833

	Oil, Gas & Consumable Fuels – 2.5%

5,773	Delta Petroleum Corporation	7.000%	4/01/15	CCC	4,589,535
4,050	Petroleos de Venezuela S.A.	4.900%	10/28/14	N/R	2,596,050
2,000	Ship Finance International Limited	8.500%	12/15/13	B+	2,040,000

11,823	Total Oil, Gas & Consumable Fuels				9,225,585

	Paper & Forest Products – 0.1%

2,000	Bowater Inc., (5)	9.500%	10/15/12	D	510,000

	Personal Products – 0.8%

3,000	Elizabeth Arden Inc.	7.750%	1/15/14	B1	3,033,750

	Road & Rail – 0.4%

1,000	CSX Transportation, Inc.	9.750%	6/15/20	BBB-	1,421,155

	Specialty Retail – 0.9%

3,450	Office Depot Inc.	6.250%	8/15/13	B-	3,424,126

$44,719	Total Corporate Bonds (cost $36,466,331)				36,573,278

Shares	Description (1)				Value

	Equity Linked Certificates – 0.1%

	Wireless Telecommunication Services – 0.1%

37,976	CLSA Asian Securities Prgramme, Equity Linked Certificates, Underlying Shares of Bharti AirTel Limited, 144A				$309,539

	Total Equity Linked Certificates (cost $218,563)				309,539

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 7.8%

$28,842	Repurchase Agreement with State Street Bank, dated 9/30/10, repurchase price $28,842,177, collateralized by $27,480,000 U.S. Treasury Notes, 2.500%, due 4/30/15, value $29,422,836	0.080%	10/01/10		$28,842,113

	Total Short-Term Investments (cost $28,842,113)				28,842,113

	Total Investments (cost $363,878,148) – 105.9%				391,036,468

Shares	Description (1)				Value

	Common Stocks Sold Short – (3.9)%

	Chemicals – (0.4)%

(24,500)	Sigma-Aldrich Corporation				$(1,479,310)

	Food Products – (0.6)%

(69,000)	Green Mountain Coffee Roasters Inc., (2)				(2,152,110)

	Hotels, Restaurants & Leisure – (0.8)%

(8,700)	Chipotle Mexican Grill, (2)				(1,496,400)
(16,500)	P.F. Changs China Bistro, Inc.				(762,300)
(9,200)	Panera Bread Company, (2)				(815,212)

	Total Hotels, Restaurants & Leisure				(3,073,912)

	Household Products – (0.2)%

(14,000)	Reckitt Benckiser Group PLC				(769,961)

	Internet & Catalog Retail – (0.7)%

(4,000)	Amazon.com, Inc., (2)				(628,240)
(12,800)	NetFlix.com Inc., (2)				(2,075,648)

	Total Internet & Catalog Retail				(2,703,888)

	Software – (0.2)%

(8,300)	Salesforce.com, Inc., (2)				(927,940)

	Specialty Retail – (0.7)%

(77,000)	Urban Outfitters, Inc., (2)				(2,420,880)

	Trading Companies & Distributors – (0.3)%

(17,500)	Fastenal Company				(930,825)

	Total Common Stocks Sold Short (proceeds $11,559,934)				(14,458,826)

	Other Assets Less Liabilities – (2.0)%				(7,200,575)

	Net Assets – 100%				$369,377,067

Investments in Derivatives

Put Options Purchased outstanding at September 30, 2010:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (7)	Date	Price	Value

	Put Options Purchased – 0.0%

67	Autozone Inc.	$1,340,000	1/21/12	200.00	$93,130

67	Total Put Options Purchased (cost $150,006)	$1,340,000			$93,130

Call Options Written outstanding at September 30, 2010:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (7)	Date	Price	Value

	Call Options Written – (4.9)%

(2,300)	Aetna Inc.	$(6,900,000)	1/22/11	30.00	$(747,500)
(1,300)	AngloGold Ashanti Limited	(5,200,000)	1/22/11	40.00	(955,500)
(1,125)	Arch Coal Inc.	(2,812,500)	1/22/11	25.00	(388,125)
(555)	AstraZeneca PLC	(2,497,500)	1/22/11	45.00	(391,275)
(1,540)	Barrick Gold Corporation	(6,160,000)	1/22/11	40.00	(1,116,500)
(2,040)	BP PLC	(7,140,000)	1/22/11	35.00	(1,463,700)
(1,568)	BP PLC	(8,624,000)	1/22/11	55.00	(18,816)
(522)	BP PLC	(3,393,000)	1/22/11	65.00	(1,827)
(1,965)	Cameco Corporation	(4,912,500)	1/22/11	25.00	(727,050)
(1,842)	Cameco Corporation	(6,447,000)	1/22/11	35.00	(27,630)
(1,360)	Chevron Corporation	(8,840,000)	1/22/11	65.00	(2,254,200)
(670)	ConocoPhillips	(3,015,000)	1/22/11	45.00	(855,925)
(2,920)	Deutsche Telekom AG	(2,920,000)	1/22/11	10.00	(1,065,800)
(1,963)	eBay, Inc.	(5,889,000)	1/22/11	30.00	(47,112)
(345)	Electricite de France S.A.	(1,449,000)	12/18/10	42.00	(470)
(830)	Eli Lilly & Company	(2,905,000)	1/22/11	35.00	(186,750)
(620)	Forest Laboratories Inc.	(1,860,000)	1/22/11	30.00	(159,650)
(4,526)	Gold Fields Limited	(5,657,500)	1/22/11	12.50	(1,341,959)
(1,624)	Gold Fields Limited	(2,436,000)	1/22/11	15.00	(197,316)
(1,000)	Ivanhoe Mines Ltd.	(2,000,000)	1/22/11	20.00	(460,000)
(1,788)	Korea Electric Power Corporation	(2,682,000)	12/18/10	15.00	(26,820)
(860)	Lockheed Martin Corporation	(6,450,000)	1/22/11	75.00	(146,200)
(1,100)	Microsoft Corporation	(3,410,000)	10/16/10	31.00	(1,100)
(1,480)	Newmont Mining Corporation	(7,400,000)	1/22/11	50.00	(1,968,400)
(2,318)	Nippon Telegraph & Telephone Corporation	(5,215,500)	12/18/10	22.50	(115,900)
(3,150)	Nokia Corporation	(2,835,000)	1/22/11	9.00	(461,475)
(3,930)	Pfizer Inc.	(6,877,500)	1/22/11	17.50	(290,820)
(220)	Progress Energy, Inc.	(880,000)	10/16/10	40.00	(96,800)
(655)	Royal Dutch Shell PLC	(3,930,000)	10/16/10	60.00	(34,388)
(4,065)	Smithfield Foods Inc.	(7,113,750)	1/22/11	17.50	(497,963)
(1,650)	Suncor Energy Inc.	(4,950,000)	1/22/11	30.00	(627,000)
(1,858)	Telefonaktiebolaget LM Ericsson	(2,322,500)	1/22/11	12.50	(65,030)
(4,425)	Tesoro Corporation	(5,531,250)	1/22/11	12.50	(719,063)
(955)	Tesoro Corporation	(1,432,500)	1/22/11	15.00	(46,795)
(4,110)	Tyson Foods, Inc.	(8,220,000)	1/22/11	20.00	(82,200)
(2,058)	UBS AG	(3,601,500)	1/22/11	17.50	(236,670)
(1,000)	Wal-Mart Stores Inc.	(5,250,000)	1/22/11	52.50	(258,000)
(1,221)	Wal-Mart Stores Inc.	(6,715,500)	1/22/11	55.00	(152,015)

(67,458)	Total Call Options Written (premiums received $17,617,202)	$(175,875,000)			$(18,233,744)

Fair Value Measurements
In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2010:

	Level 1	Level 2	Level 3	Total

Investments:
Common Stocks*	$279,554,112	$7,862,662	$—	$287,416,774
Preferred Securities**	—	6,891,480	—	6,891,480
Mortgage-Backed Securities	—	5,601,033	143,653	5,744,686
Convertible Bonds	—	25,258,598	—	25,258,598
Corporate Bonds	—	28,445,445	8,127,833	36,573,278
Equity Linked Certificates	—	309,539	—	309,539
Short-Term Investments	28,842,113	—	—	28,842,113
Common Stocks Sold Short	(14,458,826)	—	—	(14,458,826)
Derivatives:
Put Options Purchased	93,130	—	—	93,130
Call Options Written	(18,233,744)	—	—	(18,233,744)

Total	$275,796,785	$74,368,757	$8,271,486	$358,437,028

*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as level 2.

**	Preferred Securities includes Convertible Preferred Securities, $25 Par (or similar) Preferred Securities and Capital Preferred Securities held by the Fund at the end of the reporting period, if any.
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

	Level 3
	Mortgage-	Level 3
	Backed	Corporate	Level 3
	Securities	Bonds	Total

Balance at the beginning of period	$154,581	$7,511,500	$7,666,081
Gains (losses):
Net realized gains (losses)	78	—	78
Net change in unrealized appreciation (depreciation)	7,337	523,987	531,324
Net purchases at cost (sales at proceeds)	(18,281)	—	(18,281)
Net discounts (premiums)	(62)	92,346	92,284
Net transfers in to (out of) at end of period fair value	—	—	—

Balance at the end of period	$143,653	$8,127,833	$8,271,486

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in the leveling of investments are primarily due to changes in the leveling methodologies, changes in the observability of inputs or changes in the pricing source used by the Fund.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)

$22,528,061	$(4,470,311)	$4,470,311	$(22,528,061)	$ —	$ —

Derivative Instruments and Hedging Activities
The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value

Equity Price	Options	Put options purchased, at value	$93,130	Call options written, at value	$ 18,233,744

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of unrealized gain for tax (make-to-market) on passive foreign investment companies, the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses in investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At September 30, 2010, the cost of investments (excluding securities sold short and investments in derivatives), was $376,851,885.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding securities sold short and investments in derivatives), at September 30, 2010, were as follows:

Gross unrealized:
Appreciation	$53,991,405
Depreciation	(39,806,822)

Net unrealized appreciation (depreciation) of investments	$14,184,583

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	For fair value measurement disclosure purposes, investment categorized as Level 3.

(5)	This issue is under protection of the Federal Bankruptcy Court. As a result, the Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Investment valued at fair value, using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(8)	Investment, or portion of investment, has been pledged as collateral for call options written.

(9)	For fair value measurement disclosure purposes, Common Stock categorized as level 2.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

I/O	Interest only security.

NVDR	Non-Voting Depositary Receipt.

N/R	Not rated.

N/A	Not applicable.

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Global Value Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2010